Subsequent Events - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 24, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common share dividends		$ 629	$ 599
Dividends per common share declared (in dollars per share)		$ 1.05	$ 1.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Common share dividends	$ 159
Dividends per common share declared (in dollars per share)	$ 0.2663